REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
REVENUE [Text Block]

4. REVENUE

	Years ended December 31,
	2021	2020
Copper contained in concentrate	401,514	331,584
Copper price adjustments on settlement	8,098	9,394
Molybdenum concentrate	28,862	18,842
Molybdenum price adjustments on settlement	2,580	460
Silver (Note 18)	5,010	5,218
Total gross revenue	446,064	365,498
Less: Treatment and refining costs	(12,786)	(22,231)
Revenue	433,278	343,267